Subsequent Events (Details) - USD ($)														1 Months Ended													3 Months Ended				9 Months Ended	10 Months Ended	12 Months Ended
	Nov. 08, 2022	Sep. 09, 2022	Aug. 29, 2022	Aug. 24, 2022	Nov. 11, 2021	Sep. 15, 2021	Sep. 10, 2021	Sep. 08, 2021	Sep. 01, 2021	Jul. 06, 2021	May 17, 2021	Apr. 07, 2021	Jan. 12, 2021	May 24, 2022	May 18, 2022	Jun. 22, 2021	May 28, 2021	Mar. 31, 2021	Mar. 30, 2021	Mar. 30, 2021	Mar. 29, 2021	Mar. 29, 2021	Mar. 25, 2021	Mar. 22, 2021	Jan. 27, 2021	Jan. 19, 2021	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Oct. 31, 2021	Oct. 31, 2021	Dec. 31, 2020	Sep. 08, 2022	Aug. 26, 2022	Oct. 01, 2021	Jun. 24, 2021	Apr. 01, 2021
Subsequent Events (Details) [Line Items]
Net revenue percentage																											5.00%				5.00%	10.00%	10.00%
Accrued interest																																$ 338	$ 338
Principal amount																		$ 165,000
Subsequent event description																															The Company has the right to prepay the outstanding principal amount of the Note, plus any accrued interest on the outstanding principal (including any default interest) at a rate of (x) 120% during the period ending 120 days after the Issue Date and (y) 125% during the period between 121 days and 180 days after the Issue Date. The Company does not have a prepayment right following the expiration of the 180 day period Upon the occurrence and during the continuation of any event of default under the Note, the Note becomes immediately due and payable and the Company is obligated to pay the Investor in full satisfaction of its obligations thereunder an amount equal to the greater of (i) the principal amount then outstanding plus accrued interest (including any default interest) through the date of full repayment multiplied by 150% and (ii)(a) the highest number of shares of Common Stock issuable upon conversion of the default sum at the Conversion Price, multiplied by (b) the highest closing price for the Common Stock during the period beginning on the date of first occurrence of the event of default and ending one day prior to the mandatory prepayment date.
Outstanding principal amount percentage																															120.00%
Shares of common stock (in Shares)																															666,667
Exercisable per share (in Dollars per share)														$ 0.575	$ 0.575				$ 2.5		$ 2.5										$ 0.225
Exercise price percenatge																															120.00%
Consulting agreements description			On August 29, 2022, the Company entered into a six-month Capital Market Advisory Agreement (the “Advisory Agreement”) with a third-party consultant for advisory services. In connection with this Advisory Agreement, the Company shall pay the advisor (1) $5,000 upon execution of the agreement and $5,000 per month to accrue until an uplisting occurs; (2) $25,000 payable upon a NASDAQ uplisting; (3) 100,000 share of the Company’s common stock. The shares shall have reverse split protection through the Nasdaq Listing so that if the Company undertakes a reverse split as part of the of the Nasdaq Listing, the consultant shall receive additional shares immediately after the Nasdaq Listing so that the consultant retains 100,000 shares post reverse split; and (4) the Company will issue 100,000 warrants to the Consultant or its designees exercisable for a period of 5 years with an exercise price of $.20 per share. The warrants shall have a cashless exercise provision in the event that the shares underlying the warrants are not registered in an effective registration statement. In the event that the Company undertakes a reverse split prior to or simultaneous with the Nasdaq Listing, the warrants shall have reverse split protection so that the Consultant shall receive 100,000 warrants exercisable for five years at $.20 per share after the reverse split. The Company issued 100,000 shares of common stock with grant date fair value of $20,000, or $0.20 per share, based on the market price of common stock on grant date.
Shares issued (in Shares)																																186,037	186,037				2,000,000		2,000,000
Common stock fair value																																	$ 171,776
Aggregate share issued (in Shares)																																1,187,428	1,187,428
Net proceeds																																	$ 854,405
Common stock fair value										$ 60,000																	$ 64,764	$ 312,560	$ 991,168	$ 866,770		$ 4,368,796		$ 75,006
Aggregate amount							$ 350,000																										$ 570,645
Stock issued (in Shares)						150,000										150,000																	112,500
Aggregate fair value																											$ 2,969,334				$ 2,969,334	$ 2,969,334	$ 2,969,334					$ 2,969,334
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Net revenue percentage																											5.00%				5.00%
September 2022 Note I [Member]
Subsequent Events (Details) [Line Items]
Exercise price percenatge																															120.00%
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Issued and common stock shares (in Shares)																																				100,000
Common stock grant date fair value																																			$ 90,000	$ 20,000
Price per share (in Dollars per share)																																			$ 0.18	$ 0.2
Common stocks, share issued (in Shares)																																			500,000
Monthly base rent					$ 9,960
Monthly storage fees					$ 2,340
Subsequent Event [Member] | August 2022 Note [Member]
Subsequent Events (Details) [Line Items]
Net proceeds				$ 92,000
Net of fees				$ 12,250
Annual interest rate percentage				8.00%
Default interest rate percentage				22.00%
Maturity date				Aug. 24, 2023
Conversion price percentage				65.00%
Subsequent Event [Member] | May 2022 Note II [Member]
Subsequent Events (Details) [Line Items]
Warrant, exercise price (in Dollars per share)				$ 2
Subsequent Event [Member] | September 2022 Note I [Member]
Subsequent Events (Details) [Line Items]
Securities purchase agreement description		On September 9, 2022, the Company entered into a Securities Purchase Agreement (“September 2022 SPA I”) with an investor for the sale of the Company’s convertible note. Pursuant to the September 2022 SPA I, the Company; (i) issued a convertible note with principal amount of $150,000 (“September 2022 Note I”) with the Company receiving $123,000 in net proceeds, net of $15,000 of OID and $12,000 of legal fees; (ii) issued warrants to purchase up to 666,667 shares of common stock (“September 2022 I Warrant”). The 666,667 warrants issued shall be valued using the relative fair value method, recording as a debt discount to be amortized over the twelve-month term of the note. The September 2022 Note I bears an annual interest rate of 15% and matures on September 9, 2023. The September 2022 Note II is convertible shall be convertible into shares of Common Stock hereunder, which shall equal the lower of (i) 75% of the closing price of the Common Stock on the date of the investment, and (ii) 90% of the lowest volume weighted average price for the Common Stock during the five (5) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date, provided, however, that if the Company consummates an Uplist Offering (as defined in this Note) on or before the date that is one hundred and eighty (180) calendar days after the Issuance Date, then the Conversion Price shall equal 75% of the offering price per share of Common Stock (or unit, if units are offered in the Uplist Offering) at which the Uplist Offering is made (for the avoidance of doubt, if a unit includes more than one share of the Common Stock in the Uplist Offering, the Conversion Price shall mean 75% of the unit price divided by the number of shares of Common Stock contained in a unit). The September 2022 I Warrant issued to the investor, provides for the right to purchase up to 666,667 shares of common stock; (i) shall be valued using the relative fair value method and recorded as a debt discount to be amortized over the twelve-month term of the September 2022 Note; (ii) exercisable at $0.225, provided, however, that if the Company consummates an Uplist Offering (as defined in this Warrant) on or before the date that is one hundred and eighty (180) calendar days after the Issue Date, then the Exercise Price shall equal 120% of the offering price per share of Common Stock (or unit, if units are offered in the Uplist Offering) at which the Uplist Offering is made (for the avoidance of doubt, if a unit includes more than one share of the Common Stock in the Uplist Offering, the Exercise Price shall mean 120% of the unit price divided by the number of shares of Common Stock contained in a unit), subject to adjustment as provided herein (including but not limited to cashless exercise). Unless otherwise adjusted pursuant to the terms of this Warrant, if the date of a respective exercise under the Warrant is on or before the date that is one hundred and eighty (180) calendar days after the Issue Date and the Company has not consummated an Uplist Offering, then the exercise price of this Warrant shall equal the initial Exercise Price. If the Company at any time while the September Note I and September 2022 Warrant I are outstanding, sell or grant any option to purchase, sell, grant any right to re-price, or otherwise dispose of or issue any common stock or common stock equivalents (other than an exempt issuance as defined in the May 2022 Note I and May 2022 Warrant I), at a share price per less than the initial conversion and/or exercise price then the conversion and/or exercise price shall be reduced equal to such price and the number of common stock and/or warrant shares issuable thereunder shall be increased.
Forecast [Member]
Subsequent Events (Details) [Line Items]
Shares issued (in Shares)	600,000
Common stock fair value	$ 725,940
Warrants issued (in Shares)	100,000
Common stock fair value	$ 120,757
August 2022 Note [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Principal amount				$ 104,250
Chef David Burtka [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Issued and common stock shares (in Shares)																																			250,000
Common stock grant date fair value																																			$ 45,000
Price per share (in Dollars per share)																																			$ 0.18
Net revenue percentage																																			5.00%
Net revenue percentage																																			5.00%
All Grain LLC [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Issued and common stock shares (in Shares)		100,000
Price per share (in Dollars per share)		$ 0.21
Net revenue percentage		5.00%
Net revenue percentage		5.00%
Common stock grant date fair value		$ 21,000
Joint Product Development and Distribution Agreement [Member]
Subsequent Events (Details) [Line Items]
Net revenue percentage																																10.00%	10.00%
Stock issued (in Shares)																										100,000
Aggregate fair value																										$ 100,000
CPN Commission [Member]
Subsequent Events (Details) [Line Items]
Net revenue percentage																																10.00%	10.00%
Convertible Notes Payable [Member]
Subsequent Events (Details) [Line Items]
Exercisable per share (in Dollars per share)																					$ 2.5		$ 2.5
Stock issued (in Shares)								114,000	50,000		60,000	75,000	29,385				150,000	75,000		25,000		50,000		25,000	150,000
Convertible Notes Payable [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Issued and common stock shares (in Shares)																																				214,427
Accrued interest																																				$ 42,778